Cover	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	LEONARDO DRS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-253583
Entity Tax Identification Number	13-2632319
Entity Address, Address Line One	2345 Crystal Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	416-8000
Local Phone Number	703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001833756
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission (the “SEC”) on March 24, 2022 (the “Initial Form 8-K”) by Leonardo DRS, Inc. (the “Company”), concerning the decision of the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) to select Ernst & Young LLP (“EY”) as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2022, following the completion of the audit services provided by KPMG LLP (“KPMG”) for the fiscal year ended December 31, 2021 and the filing of the Company’s 2021 Annual Report on Form 10-K on March 28, 2022.